Commitments and contingencies - Schedule of other commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments And Contingencies [Abstract]
Royalties	€ 4,255	€ 6,025
OTHER COMMITMENTS	€ 4,255	€ 6,025